Consolidated Statements of Stockholders' Deficit and Comprehensive Income (USD $) In Thousands	Total	Common Stock	Additional Paid-in Capital	Accumulated Earnings (Deficit)	Accumulated Other Comprehensive Loss	Noncontrolling Interest
Balance Beginning at Nov. 30, 2008	$ (331,535)	$ 373	$ 53,057	$ (275,032)	$ (127,915)	$ 17,982
Net income (loss)	150,712			151,875		(1,163)
Other comprehensive (loss) income (net of tax)	(120,058)				(121,952)	1,894
Total comprehensive income	30,654
Stock-based compensation and dividends, net	6,476		6,476
Cash dividend paid	(20,979)		(20,001)			(978)
Balance Ending at Nov. 29, 2009	(315,384)	373	39,532	(123,157)	(249,867)	17,735
Net income (loss)	149,446			156,503		(7,057)
Other comprehensive (loss) income (net of tax)	(22,171)				(22,301)	130
Total comprehensive income	127,275
Stock-based compensation and dividends, net	(601)		(601)
Repurchase of common stock	(78)		(78)
Cash dividend paid	(20,013)		(20,013)
Balance Ending at Nov. 28, 2010	(208,801)	373	18,840	33,346	(272,168)	10,808
Net income (loss)	135,112			137,953		(2,841)
Other comprehensive (loss) income (net of tax)	(73,040)				(73,834)	794
Total comprehensive income	62,072
Stock-based compensation and dividends, net	10,410	1	10,436	(27)
Repurchase of common stock	(489)		(10)	(479)
Cash dividend paid	(20,023)			(20,023)
Balance Ending at Nov. 27, 2011	$ (156,831)	$ 374	$ 29,266	$ 150,770	$ (346,002)	$ 8,761